Borrowings	12 Months Ended
Mar. 31, 2026
Borrowings [Abstract]
BORROWINGS

NOTE 9 – BORROWINGS

Short-term borrowings

Short-term borrowings consisted of the following as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025

Short-term loans from a related party	$-	$13,780
Short-term loans from third-party individuals	355,175	688,404
Total short-term borrowings	$355,175	$702,184

As of March 31, 2026 and 2025, short-term loans from a related party represented the unsecured loan of $Nil and $13,780, respectively, that the Company borrowed from Jun Zheng a director of the Company which have no fixed repayment term and bear interest of 6%. Short-term loans from third-party individuals represented the unsecured loans of $355,175 and $688,404 the Company borrowed from several unaffiliated individuals as of March 31, 2026 and 2025, with loan terms from May 8, 2025 to November 10, 2026 and interest rate of 6%.

As of March 31, 2026 and 2025, the total amount of these loans was $355,175 and $702,184, respectively. The Company recorded interest expenses of $14,247 and $15,431 on these short-term loans for the years ended March 31, 2026 and 2025, respectively.

Long-term borrowings

Long-term borrowings consisted of the following as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
Car loans
Current portion	$-	$8,781
Non-current portion	-	-
Total car loans	$-	$8,781

	As of March 31,
	2026	2025
Bank loans
Current portion	$-	$-
Non-current portion	-	96,264
Total long-term bank loans	$-	$96,264

	As of March 31,
	2026	2025
Other loans
Current portion	$-	$-
Non-current portion	644,390	-
Total other long-term loans	$644,390	$-

Long-term bank loans are loans the Company borrowed from Jiangsu Taizhou Rural Commercial Bank which are mature on March 31, 2028 and bear interest of 6%. As of March 31, 2026 and 2025 the total amount of these loans was Nil and $96,264, respectively.

The Company recorded interest expenses for the bank loan of $Nil and $5,808 for the years ended March 31, 2026 and 2025, respectively.

As of March 31, 2026 and 2025, one car loan of $Nil, at 18% annual interest rate is valid from February 1, 2023 to January 30, 2028, which was terminated on the date of disposal of the car (Note - 6). The car was pledged as collateral for the loan until full settlement. The Company recorded interest expenses for the car loan of $Nil and $449 for the years ended March 31, 2026 and 2025, respectively.

The other long-term loans was the Company borrowed from third-party individuals which are mature on March 31, 2028 and bear interest of 6%. As of March 31, 2026 and 2025 the total amount of these loans was $644,390 and Nil, respectively. The Company recorded interest expenses for the loan of $39,060 and $Nil for the years ended March 31, 2026 and 2025, respectively.

Future loan payments as of March 31, 2026 is as follows:

	RMB	USD

Less than one year	2,450,000	$355,175
Between one to two years	4,445,000	644,390
Total payment	6,895,000	$999,565